Income taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%	21.00%
Operating loss carry-forwards	$ 34,570,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	12,626,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	18,529,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	3,678,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	$ 7,000